29. EMPLOYEE BENEFIT PLANS (Details 7) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Pension plans [Member] | Discount rate [Member]
Disclosure of defined benefit plans [line items]
1% increase	CAD (42,092)	CAD (37,649)
1% decrease	53,148	47,853
Pension plans [Member] | Future salary growth [Member]
Disclosure of defined benefit plans [line items]
1% increase	7,988	8,028
1% decrease	(7,457)	(7,076)
Other post-employment benefit plans [Member] | Discount rate [Member]
Disclosure of defined benefit plans [line items]
1% increase	(2,786)	(2,618)
1% decrease	3,588	3,345
Other post-employment benefit plans [Member] | Medical and dental trend rates [Member]
Disclosure of defined benefit plans [line items]
1% increase	2,165	1,856
1% decrease	CAD (1,663)	CAD (1,444)